Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses
Expenses incurred	$ 64	$ 375	$ 1,178	$ 2,061
Less- government grants	(41)	(180)	(468)
Research and development expenses, net	23	195	710	2,061
Marketing expenses	2	168	220	822
General and administrative expenses	228	295	1,011	2,028
Total operating loss	253	658	1,941	4,911
Other income			(48)
Financial expenses (income), net	520	(1)	6	(2)
Loss for the year	$ 773	$ 657	$ 1,899	$ 4,909
Loss per share
Basic loss per common stock	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.07)
Dilutive loss per common stock	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.07)